Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Disclosure of joint ventures	The following table presents details of the Partnership's joint ventures as at December 31, 2021:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Libra Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TK Libra GmbH	Austria	50%
OOG-TK Libra GmbH & Co KG	Austria	50%
OOGTK Libra Operator Holdings Limited	Cayman Islands	50%
OOGTK Libra Producao de Petroleo Ltda	Brazil	50%
TK-Ocyan Libra Oil Services Ltd.	Cayman Islands	50%
The Partnership's investment in the Itajai Joint Venture (as defined below) includes its investments in the below entities:

Name of Joint Venture	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
OOG-TKP FPSO GmbH	Austria	50%
OOG-TKP FPSO GmbH & Co KG	Austria	50%
OOG-TKP Oil Services Ltd.	Cayman Islands	50%
OOG-TKP Operator Holdings Limited	Cayman Islands	50%
OOG-TKP Producao de Petroleo Ltda	Brazil	50%
The following tables presents summarized financial information assuming a 100% ownership interest in the Partnership’s equity-accounted investments.

	December 31, 2021			December 31, 2020
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$
Current assets	119,700	31,210	150,910	123,576	29,605	153,181
Non-current assets	719,339	191,680	911,019	765,239	278,113	1,043,352
Current liabilities	82,515	21,489	104,004	83,028	43,681	126,709
Non-current liabilities	482,986	1	482,987	567,474	18,888	586,362
Net assets	273,538	201,400	474,938	238,313	245,149	483,462
Ownership interest	50%	50%	50%	50%	50%	50%
Equity-accounted investments	136,769	100,700	237,469	119,157	122,575	241,731
Cash and cash equivalents	9,311	6,717	16,028	8,450	10,396	18,846
Current financial liabilities(1)	64,146	15,297	79,443	66,223	35,533	101,756
Non-current financial liabilities(1)	420,414	—	420,414	495,861	18,546	514,407
(1)Excludes provisions, trade and other payables.

	Year ended December 31,			Year ended December 31,			Year ended December 31,
	2021	2021	2021	2020	2020	2020	2019	2019	2019
	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total	Libra Joint Venture	Itajai Joint Venture	Total
	$	$	$	$	$	$	$	$	$
Revenues	180,796	82,754	263,550	181,734	82,170	263,904	181,172	84,275	265,447
Depreciation and amortization	(44,099)	(19,109)	(63,208)	(48,408)	(16,419)	(64,827)	(47,282)	(16,371)	(63,653)
Interest expense	(15,234)	(1,595)	(16,829)	(20,493)	(8,373)	(28,866)	(34,798)	(6,938)	(41,736)
Interest income	199	1,219	1,418	83	170	253	203	—	203
Income tax (expense) benefit	(612)	(356)	(968)	(100)	(534)	(634)	(166)	(330)	(496)
Net income (loss) and other comprehensive income (loss)	90,046	(39,922)	50,124	43,882	27,960	71,842	34,686	32,850	67,536
Ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%
Equity-accounted income (loss)	45,023	(19,961)	25,062	21,941	13,980	35,921	17,343	16,425	33,768
Dividends received by the Partnership	29,055	4,373	33,428	27,492	2,250	29,742	15,405	2,250	17,655

Summary of impairment expense, net, vessels and equipment	The following tables contains a summary of Partnership’s impairment expense, net for the years ended December 31, 2021, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	8,328
Q4 2021	Voyageur Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	73,447
Q4 2021	Piranema Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	34,645
Impairment expense, net for the year ended December 31, 2021						116,420
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Value in use using a discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612
Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Value in use using a discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

	December 31, 2021	December 31, 2020
	$	$
Opening balance at beginning of year	127,335	297,100
Additions	176,964	368,588
Capitalized borrowing costs	920	4,778
Transferred to vessels and equipment	(253,301)	(543,131)
Closing balance at end of year	51,918	127,335
The following table summarizes the impairment expense within the Partnership's Itajai Joint Venture:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Cidade de Itajai	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	36,096

Disclosure of significant unobservable inputs used in fair value measurement of assets	The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value		Valuation Techniques and Key Inputs
	December 31, 2021	December 31, 2020
	$	$
Derivative instruments	(23,904)	(197,100)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Voyageur Spirit	FPSO	2 - 13	2.50 - 3.00	9.01	1.0
Q4 2021	Piranema Spirit	FPSO	1 - 13.5	2.50 - 3.00	9.01	0.3
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86	2.0
Q1 2020	ALP Forward	Towage	13	3.00	10.50	0.3
Q1 2020	ALP Winger	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ippon	Towage	12	3.00	10.50	0.2
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50	0.2
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13	1.2
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13	1.0
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13	15.4
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25	0.2
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25	0.4
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60	2.3
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60	4.3
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00	4.7
Q2 2019	Petrojarl Varg	FPSO	13	1.00 - 2.50	10.00	7.1
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00	0.7
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurement of the principle asset within the Itajai Joint Venture:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)	Sensitivity Analysis - Increase in impairment expense due to 0.5% increase in discount rate (in million USD)
Q4 2021	Cidade de Itajai	FPSO	6.1 - 11.1	1.50 -14.50	9.01	2.0
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking